Carillon ClariVest International Stock Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 91.8%	Shares	Value
Australia - 2.8%
Aristocrat Leisure Ltd.	54,647	$2,210,101
BHP Group Ltd.	68,506	1,662,175
Commonwealth Bank of Australia	14,712	1,399,025
Evolution Mining Ltd.	539,343	2,413,236
Northern Star Resources Ltd.	339,621	3,920,994
Qantas Airways Ltd.	904,532	5,156,878
		16,762,409

Brazil - 0.5%
JBS S/A	396,600	2,859,938

Canada - 8.2%
Agnico Eagle Mines Ltd.	19,700	2,134,343
Air Canada (a)	217,400	2,140,689
Alimentation Couche-Tard, Inc.	44,000	2,169,959
Brookfield Corp.	23,300	1,219,362
Canadian Imperial Bank of Commerce	78,295	4,404,281
Centerra Gold, Inc.	187,000	1,186,415
Fairfax Financial Holdings Ltd.	2,100	3,035,102
Great-West Lifeco, Inc.	159,817	6,261,410
Hudbay Minerals, Inc.	294,090	2,229,611
Kinross Gold Corp.	330,469	4,163,443
Loblaw Cos. Ltd.	22,000	3,082,951
Metro, Inc.	34,000	2,364,324
Royal Bank of Canada	56,475	6,361,556
Shopify, Inc. - Class A (a)	47,900	4,556,833
The Bank of Nova Scotia	44,418	2,106,001
WSP Global, Inc.	11,700	1,985,516
		49,401,796

China - 7.1%
Agricultural Bank of China Ltd. - Class H	2,812,000	1,693,462
Alibaba Group Holding Ltd.	598,400	9,901,116
Bank of China Ltd. - Class H	9,383,000	5,666,895
China CITIC Bank Corp. Ltd. - Class H	1,530,000	1,200,140
China Construction Bank Corp. - Class H	3,912,000	3,466,676
Industrial & Commercial Bank of China Ltd. - Class H	1,529,000	1,091,065
JD.com, Inc. - Class A	310,550	6,388,492
Jiangxi Copper Co. Ltd. - Class H	587,000	1,032,941
Meituan - Class B (a)	182,000	3,662,289
Tencent Holdings Ltd.	131,100	8,376,760
		42,479,836

Denmark - 1.4%
Danske Bank AS	111,259	3,641,665
Novo Nordisk AS - Class B	65,838	4,501,893
		8,143,558

France - 8.4%
BNP Paribas S.A.	39,219	3,277,909
Credit Agricole S.A.	123,528	2,249,087
Eiffage S.A.	31,115	3,622,694
Engie S.A.	146,721	2,858,989
L'Oreal S.A.	5,558	2,065,875
LVMH Moet Hennessy Louis Vuitton SE	3,083	1,909,242
Publicis Groupe S.A.	19,387	1,829,143
Renault S.A.	128,924	6,530,862
Sanofi S.A.	39,277	4,348,837
Schneider Electric SE	22,573	5,210,888
Societe Generale S.A.	176,943	7,982,615
TotalEnergies SE	67,517	4,350,335
Unibail-Rodamco-Westfield SE	28,659	2,416,261
Veolia Environnement S.A.	55,475	1,907,892
		50,560,629

Germany - 6.0%
Deutsche Telekom AG	139,822	5,162,242
E.ON SE	335,296	5,061,224
Fresenius SE & Co. KGaA (a)	111,192	4,747,209
Heidelberg Materials AG	20,058	3,457,560
Infineon Technologies AG	75,261	2,508,825
SAP SE	37,401	10,021,615
Siemens AG	23,375	5,398,386
		36,357,061

India - 0.6%
ICICI Bank Ltd. - ADR	60,881	1,918,969
Wipro Ltd. - ADR	453,966	1,389,136
		3,308,105

Ireland - 0.6%
Experian PLC	21,220	983,240
PDD Holdings, Inc. - ADR (a)	22,500	2,662,875
		3,646,115

Israel - 1.4%
Bank Leumi Le-Israel B.M.	285,125	3,839,662
Teva Pharmaceutical Industries Ltd. - ADR (a)	316,922	4,871,091
		8,710,753

Italy - 3.1%
Enel SpA	332,199	2,692,981
Intesa Sanpaolo SpA	1,436,046	7,400,929
Leonardo SpA	73,250	3,567,202
Prysmian SpA	90,529	4,983,365
		18,644,477

Japan - 15.1%
Canon, Inc.	65,200	2,033,143
Daiichi Sankyo Co. Ltd.	43,000	1,023,997
Daiwa House Industry Co. Ltd.	84,800	2,804,722
FUJIFILM Holdings Corp.	195,900	3,753,243
Honda Motor Co. Ltd.	287,000	2,597,228
ITOCHU Corp.	122,500	5,686,812
KDDI Corp.	545,800	8,621,270
Kirin Holdings Co. Ltd.	84,500	1,170,846
Marubeni Corp.	196,300	3,149,008
Mitsubishi Corp.	163,200	2,881,257
Mitsubishi Estate Co. Ltd.	149,500	2,443,717
Mitsubishi UFJ Financial Group, Inc.	332,800	4,537,335
Mitsui & Co. Ltd.	142,600	2,688,470
Mizuho Financial Group, Inc.	118,700	3,257,571
Nintendo Co. Ltd.	40,000	2,719,108
Nippon Telegraph & Telephone Corp.	2,954,800	2,855,731
Nippon Yusen KK	54,000	1,784,597
Olympus Corp.	441,400	5,778,248
Otsuka Holdings Co. Ltd.	92,200	4,804,541
Recruit Holdings Co. Ltd.	42,100	2,181,255
Renesas Electronics Corp.	161,800	2,170,167
Sekisui House Ltd.	83,700	1,873,384
Sumitomo Corp.	194,700	4,442,636
Sumitomo Electric Industries Ltd.	171,500	2,862,321
Sumitomo Mitsui Financial Group, Inc.	232,200	5,970,933
Takeda Pharmaceutical Co. Ltd.	37,800	1,120,346
TDK Corp.	478,500	5,014,244
Tokyo Electron Ltd.	5,916	811,276
		91,037,406

Mexico - 0.2%
Cemex S.A.B. de C.V. - ADR	221,600	1,243,176

Netherlands - 2.3%
ASML Holding N.V.	7,172	4,746,255
NN Group N.V.	63,159	3,514,542
Prosus N.V.	88,943	4,132,229
Stellantis N.V.	106,623	1,195,896
		13,588,922

Singapore - 3.4%
DBS Group Holdings Ltd.	146,150	5,018,985
Oversea-Chinese Banking Corp., Ltd.	291,800	3,739,718
Trip.com Group Ltd.	129,350	8,222,370
United Overseas Bank Ltd.	131,400	3,707,649
		20,688,722

South Korea - 2.9%
Hyundai Motor Co.	35,483	4,792,687
Kia Corp.	38,075	2,408,193
Samsung Electronics Co. Ltd.	124,544	4,937,606
SK Hynix, Inc.	42,222	5,628,447
		17,766,933

Spain - 3.1%
Banco Bilbao Vizcaya Argentaria S.A.	234,747	3,203,739
Banco Santander S.A.	872,945	5,880,972
Iberdrola S.A.	430,777	6,956,244
Repsol S.A.	219,397	2,913,059
		18,954,014

Switzerland - 5.2%
Logitech International S.A.	46,169	3,912,140
Nestle S.A.	22,113	2,234,665
Novartis AG	72,721	8,077,107
Roche Holding AG	24,562	8,084,033
Swiss Re AG	13,607	2,315,624
UBS Group AG	223,550	6,866,248
		31,489,817

Taiwan - 7.1%
Asustek Computer, Inc.	290,000	5,395,786
Compal Electronics, Inc.	3,934,000	3,823,982
CTBC Financial Holding Co. Ltd.	2,028,000	2,438,326
Eva Airways Corp.	1,882,354	2,316,069
Hon Hai Precision Industry Co. Ltd.	433,000	1,953,172
MediaTek, Inc.	143,000	6,163,365
Quanta Computer, Inc.	319,000	2,219,490
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	103,846	17,238,436
Wistron Corp.	446,000	1,307,479
		42,856,105

Turkey - 0.2%
Turk Hava Yollari AO (a)	169,112	1,385,027

United Kingdom - 12.2%
3i Group PLC	207,730	9,767,640
AstraZeneca PLC	16,676	2,448,796
BAE Systems PLC	216,032	4,362,246
Barclays PLC	2,016,454	7,581,970
BP PLC	290,931	1,632,554
British American Tobacco PLC	171,750	7,045,970
Coca-Cola Europacific Partners PLC	26,436	2,300,725
GSK PLC	60,968	1,165,117
HSBC Holdings PLC	588,310	6,669,398
Imperial Brands PLC	114,331	4,230,481
Marks & Spencer Group PLC	538,276	2,485,153
RELX PLC	33,968	1,706,244
Rio Tinto PLC	59,809	3,589,168
Rolls-Royce Holdings PLC (a)	478,226	4,648,076
Shell PLC	155,400	5,656,637
SSE PLC	66,047	1,360,467
Standard Chartered PLC	234,589	3,481,170
Unilever PLC	55,257	3,297,039
		73,428,851
TOTAL COMMON STOCKS (Cost $447,304,917)		553,313,650

EXCHANGE TRADED FUNDS - 4.0%	Shares	Value
China - 1.1% Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund (b)	259,316	6,890,026
India – 2.9%
iShares MSCI India Exchange Traded Fund	333,866	17,187,422
TOTAL EXCHANGE TRADED FUNDS (Cost $22,305,748)		24,077,448

PREFERRED STOCKS - 1.1%	Shares	Value
Germany - 1.1%
Henkel AG & Co. KGaA	55,700	4,431,904
Volkswagen AG	20,455	2,087,198
TOTAL PREFERRED STOCKS (Cost $7,373,706)		6,519,102

SHORT-TERM INVESTMENTS - 1.2%		Value
Money Market Funds - 1.2%	Shares
First American Government Obligations Fund - Class X, 4.27% (c)	6,976,000	6,976,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,976,000)		6,976,000

TOTAL INVESTMENTS - 98.1% (Cost $483,960,371)		590,886,200
Other Assets in Excess of Liabilities - 1.9%		11,745,358
TOTAL NET ASSETS - 100.0%		$602,631,558
two		–%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $6,801,920 which represented 1.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosures as of March 31, 2025 (Unaudited)

Carillon ClariVest International Stock Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$83,886,142	$469,427,508	$–	$553,313,650
Exchange Traded Funds	24,077,448	–	–	24,077,448
Preferred Stocks	–	6,519,102	–	6,519,102
Money Market Funds	6,976,000	–	–	6,976,000
Total Investments	$114,939,590	$475,946,610	$–	$590,886,200

Refer to the Schedule of Investments for further disaggregation of investment categories.